Commitments and Contingencies (Details) $ in Thousands		1 Months Ended
	Jun. 30, 2020 USD ($) item	Mar. 31, 2019 item	Jul. 31, 2018 item
Commitments and Contingencies
Number of assumed off-hire days when each vessel will undergo scheduled dry-docking	30 days
Future gross minimum lease payments receivable	$ 619,530
Wartsila Greece | GasLog LNG Services
Commitments and Contingencies
Number of vessels under maintenance agreement | item			8
Samsung Heavy Industries Co., Ltd | GasLog LNG Services
Commitments and Contingencies
Number of vessels under maintenance agreement | item		11
Period of services to be provided (in years)		6 years
Number of vessels with ballast water management system installed | item	3
Not later than one year
Commitments and Contingencies
Future gross minimum lease payments receivable	$ 191,449
Later than one year and not later than two years
Commitments and Contingencies
Future gross minimum lease payments receivable	131,991
Later than two years and not later than three years
Commitments and Contingencies
Future gross minimum lease payments receivable	123,204
Later than three years and not later than four years
Commitments and Contingencies
Future gross minimum lease payments receivable	82,110
Later than four years and not later than five years
Commitments and Contingencies
Future gross minimum lease payments receivable	50,659
Later than five years
Commitments and Contingencies
Future gross minimum lease payments receivable	$ 40,117